EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL (Tables)	12 Months Ended
Dec. 31, 2023
EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL
Schedule of compensation of key management personnel

	Year Ended December 31,
	2023	2022
Salaries, short-term incentives and other benefits	$14,273	$28,841
Post-employment benefits	2,474	2,198
Share-based payments	28,355	26,567
Total	$45,102	$57,606